Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 27, 2012
Access Capital Community Investment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes 0.08% Interest Expense)	rr_OtherExpensesOverAssets	0.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
One Year	rr_ExpenseExampleYear01	$ 464
Three Years	rr_ExpenseExampleYear03	654
Five Years	rr_ExpenseExampleYear05	860
Ten Years	rr_ExpenseExampleYear10	1,453
Access Capital Community Investment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes 0.08% Interest Expense)	rr_OtherExpensesOverAssets	0.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
One Year	rr_ExpenseExampleYear01	67
Three Years	rr_ExpenseExampleYear03	211
Five Years	rr_ExpenseExampleYear05	368
Ten Years	rr_ExpenseExampleYear10	822
Access Capital Community Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

Access Capital Community Investment Fund (the "Fund")

Supplement dated July 11, 2013, as amended and restated on July 12, 2013, to the Access Capital Community Investment Fund
Prospectus ("Prospectus") dated November 27, 2012
and the Statement of Additional Information ("SAI") dated November 27, 2012 as revised on December 17, 2012.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Elimination of Advisory Fee on Assets Purchased with Borrowed Monies

The Board of Trustees of RBC Funds Trust has approved an amendment to the Fund's investment advisory agreement to eliminate the management fee charged on assets purchased with borrowed monies. Accordingly, the following changes are made to the Prospectus and SAI.

The paragraph, chart and footnotes under the caption "Fees and Expenses of the Fund" on page 1 of the Prospectus are replaced by the following effective September 9, 2013:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 37 of this prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (includes 0.08% Interest Expense)[3]	0.16%	0.16%
Total Annual Fund Operating Expenses	0.91%	0.66%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.00)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.91%	0.66%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Annual Fund Operating Expenses of the Fund have been restated to reflect an amendment to the Management Fees effective September 9, 2013. Under this amendment, assets purchased with borrowed monies are no longer included in the assets that are subject to the management fee.
[3]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2014, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$ 464	$ 67
Three Years	$ 654	$211
Five Years	$ 860	$368
Ten Years	$1,453	$822

Modification to Investment Policy

The Fund's investment policies are being modified to permit a portion of the Fund's assets to be invested in securities rated below the highest category by a nationally recognized statistical rating organization (and unrated securities deemed by the Advisor to be of comparable quality). It is expected that the revised investment policies will be implemented 60 days after the date of this supplement, and will be accomplished gradually in the ordinary course of management of the Fund's assets. Accordingly, the following changes are made to the Prospectus.

The paragraph under the caption "Credit Quality" on page 3 of the Prospectus is replaced by the following:

The Fund will invest at least 75% of its total assets in securities (i) having a rating in the highest rating category assigned by a nationally recognized statistical rating organization; or (ii) if unrated, deemed by the Advisor to be of comparable quality to securities which are so rated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or GSEs (together, "First Tier Holdings"). The remainder of the Fund's total assets will be invested in First Tier Holdings or in securities rated at least in the second highest category assigned by a nationally recognized statistical rating organization, or, if unrated, deemed by the Advisor to be of comparable quality.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	Access Capital Community Investment Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 37 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Annual Fund Operating Expenses of the Fund have been restated to reflect an amendment to the Management Fees effective September 9, 2013. Under this amendment, assets purchased with borrowed monies are no longer included in the assets that are subject to the management fee.
[3]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2014, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.